Finance result - Somos - Anglo (Predecessor)	9 Months Ended	12 Months Ended
	Oct. 10, 2018	Dec. 31, 2020
Disclosure of finance income (cost) [line items]
Finance result
26	Finance result

	December 31, 2020	December 31, 2019	From October 11 to December 31, 2018
Finance income
Income from financial investments and marketable securities (i)	16,907	1,703	1,810
Other finance income	4,077	3,713	2,100
	20,984	5,416	3,910

Finance costs
Interest on bonds and financing (ii)	(52,935)	(92,583)	(25,611)
Imputed interest on suppliers (v)	(13,854)	(24,612)	(6,817)
Interest on Loans from related parties (iv)	(3,344)	-	-
Bank and collection fees (iii)	(17,771)	(847)	(607)
Interest on provision for tax, civil and labor risks	(13,297)	(41,428)	(6,591)
Interest on Lease Liabilities	(15,077)	(16,312)	-
Other finance costs	(3,131)	(2,403)	(1,588)
	(119,409)	(178,185)	(41,214)

Financial Result (net)	(98,425)	(172,769)	(37,304)

(i) Refers to income from Marketable Securities financial income, due to IPO process occurred on July 31, 2020.

(ii) Refers to the Bonds with related parties, which include Saber Serviços Educacionais (“Saber”), which the principal and interests are being paid.

(iii) Refers substantially to bank and collection fees incurred in connection with certain bank transactions for example, IPO cash remittance from the USA to Brazil and bank fees related to Bank settlements.

(iv) Refers to interest on loans with related parties (see note 20).

(v) Refers to interest on reverse factoring that as of December 31, 2019 amounted by R$ 302,104 (R$ 94,930 as suppliers and R$ 207,174 as suppliers – related parties) and as of December 31, 2020, R$ 110,513.

Somos - Anglo (Predecessor)
Disclosure of finance income (cost) [line items]
Finance result
25.	Finance Result
	January 1, 2018 to October 10, 2018	Year ended December 31, 2017
Finance income
Interest on financial investments	17,429	13,009
Other finance income	9,390	8,822
	26,819	21,831
Finance costs
Interest on bonds and financing	(89,149)	(78,259)
Imputed interest on suppliers	(49,604)	(45,200)
Bank and collection fees	(2,423)	(1,902)
Interest on Provision for risks of tax, civil and labor losses (note 20)	(70,606)	—
Other finance expenses	(9,589)	(3,359)
	(221,371)	(128,720)
Finance result	(194,552)	(106,889)